UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number: (811- 06258)

Exact name of registrant as specified in charter:	Putnam Arizona Tax Exempt Income Fund

Address of principal executive offices: One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Beth S. Mazor, Vice President
One Post Office Square
Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq.
Ropes & Gray LLP
One International Place
Boston, Massachusetts 02110

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end: May 31, 2007

Date of reporting period: February 28, 2007

Item 1. Schedule of Investments:

Putnam Arizona Tax Exempt Income Fund

The fund's portfolio
2/28/07 (Unaudited)

Key to abbreviations
AMBAC -- AMBAC Indemnity Corporation
COP -- Certificate of Participation
FGIC -- Financial Guaranty Insurance Company
FHA Insd. -- Federal Housing Administration Insured
FHLMC Coll. -- Federal Home Loan Mortgage Corporation Collateralized
FNMA Coll. -- Federal National Mortgage Association Collateralized
FSA -- Financial Security Assurance
GNMA Coll. -- Government National Mortgage Association Collateralized
G.O. Bonds -- General Obligation Bonds
MBIA -- MBIA Insurance Company
U.S. Govt. Coll. -- U.S. Government Collateralized
VRDN -- Variable Rate Demand Notes

MUNICIPAL BONDS AND NOTES (97.1%)(a)

	Rating(RAT)	Principal amount	Value

Arizona (90.0%)
Apache Cnty., Indl. Dev. Auth. Poll. Control Rev.
Bonds (Tucson Elec. Pwr. Co.), Ser. A, 5.85s, 3/1/28	Baa3	$500,000	$503,850
AZ Agricultural Impt. & Pwr. Dist. Elec. Syst. Rev.
Bonds (Salt River), Ser. B, 5s, 1/1/22	Aa1	1,500,000	1,589,130
AZ Game & Fish Dept. and Comm. Rev. Bonds (AGF
Administration Bldg.), 5s, 7/1/21	A3	700,000	743,897
AZ Hlth. Fac. Auth. Hosp. Syst. Rev. Bonds (John C.
Lincoln Hlth. Network), 7s, 12/1/25 (Prerefunded)	BBB	1,000,000	1,131,980
AZ Hlth. Fac. Auth. Rev. Bonds (Bethesda Foundation),
Ser. A, 6.4s, 8/15/27	BB-/P	400,000	407,745
AZ State Trans. Board Hwy. Rev. Bonds
Ser. A, 5s, 7/1/22	AAA	1,000,000	1,081,910
Ser. B, 5s, 7/1/22	AAA	2,000,000	2,142,800
AZ State U. COP
(Research Infrastructure), AMBAC, 5s, 9/1/30	Aaa	1,000,000	1,062,160
(AZ State U. Project-2002), MBIA, 5.1s, 7/1/25
(Prerefunded)	Aaa	1,000,000	1,070,010
AZ State U. Rev. Bonds, FGIC, 5 7/8s, 7/1/25
(Prerefunded)	Aaa	500,000	529,700
AZ Tourism & Sports Auth. Tax Rev. Bonds
(Multi-Purpose Stadium Fac.), Ser. A, MBIA
5s, 7/1/31	Aaa	1,500,000	1,579,560
5s, 7/1/25	Aaa	825,000	872,528
Casa Grande, Indl. Dev. Auth. Rev. Bonds (Casa Grande
Regl. Med. Ctr.), Ser. A, 7 1/4s, 12/1/19	B+/P	150,000	164,216
Chandler, G.O. Bonds, FGIC, 8s, 7/1/10	Aaa	1,450,000	1,641,661
Chandler, St. & Hwy. User Rev. Bonds, MBIA, 8s, 7/1/11	Aaa	1,100,000	1,285,812
Chandler, Wtr. & Swr. Rev. Bonds, FGIC, 8s, 7/1/14	Aaa	2,150,000	2,711,301
Cochise Cnty., Indl. Dev. Auth. Rev. Bonds (Sierra
Vista Regl. Hlth. Ctr.), Ser. A, 6.2s, 12/1/21	BB+/P	480,000	517,608
Glendale, Indl. Dev. Auth. Rev. Bonds
(Midwestern U.), Ser. A, 5 7/8s, 5/15/31	A-	1,500,000	1,620,825
(John C. Lincoln Hlth.), Ser. B, 5 1/4s, 12/1/19	BBB	500,000	534,265
Glendale, Wtr. & Swr. Rev. Bonds, AMBAC, 5s, 7/1/28	Aaa	1,600,000	1,696,768
Greater AZ Infrastructure Dev. Auth. Rev. Bonds, Ser.
B, MBIA, 5s, 8/1/27	Aaa	1,245,000	1,333,084
Marana, Impt. Dist. Special Assmt. Bonds (Tangerine
Farms Road), 4.6s, 1/1/26	Baa1	710,000	713,706
Maricopa Cnty., Hosp. Rev. Bonds (Sun Hlth. Corp.),
6 1/8s, 4/1/18	Baa1	140,000	143,020
Maricopa Cnty., Indl. Dev. Auth. Hosp. Fac. Rev. Bonds
(Samaritan Hlth. Svcs.), Ser. A, MBIA, U.S. Govt.
Coll., 7s, 12/1/16 (Prerefunded)	Aaa	3,500,000	4,267,935
Maricopa Cnty., Poll. Control Rev. Bonds (Public
Service Co. NM), Ser. A, 6.3s, 12/1/26	Baa2	1,000,000	1,023,010
Maricopa Cnty., Pub. Fin. Corp. Lease Rev. Bonds, AMBAC
5 1/2s, 7/1/14	AAA	870,000	933,049
5 1/2s, 7/1/14 (Prerefunded)	AAA	130,000	139,637
Maricopa Cnty., School Dist. G.O. Bonds
(No. 69 Paradise Valley-Project of 1994), Ser. B,
MBIA, 7s, 7/1/12	Aaa	2,000,000	2,322,340
(No. 006 WA Elementary School Impt.), Ser. A, FSA, 5s,
7/1/17 (Prerefunded)	Aaa	175,000	186,412
(No. 006 WA Elementary 2004 School Impt.), Ser. A,
FSA, U.S. Govt. Coll., 5s, 7/1/17 (Prerefunded)	Aaa	320,000	340,867
(No. 11 Peoria Unified 2003 School Impt.), FGIC, 5s,
7/1/09 (Prerefunded)	Aaa	20,000	20,617
Maricopa Cnty., Unified School Dist. G.O. Bonds (No.
93 Cave Creek School Impt. of 2000), Ser. C, FSA,
4 3/4s, 7/1/23	Aaa	1,300,000	1,373,112
Mesa, Indl. Dev. Auth. Rev. Bonds (Discovery Hlth.
Syst.), Ser. A, MBIA, 5 3/4s, 1/1/25 (Prerefunded)	Aaa	1,500,000	1,597,620
Mesa, Util. Syst. Rev. Bonds, FGIC
7 1/4s, 7/1/12	Aaa	365,000	428,207
7 1/4s, 7/1/12 (Prerefunded)	Aaa	635,000	744,963
Mohave Cnty., COP (Mohave Administration Bldg.),
AMBAC, 5 1/4s, 7/1/19	Aaa	2,000,000	2,195,800
Northern AZ U. Rev. Bonds, FGIC
6 1/2s, 6/1/09	Aaa	1,725,000	1,830,415

5s, 6/1/34 (Prerefunded)	Aaa	1,000,000	1,064,280
Oro Valley, Muni. Property Corp. Rev. Bonds (Sr. Lien
Wtr.), MBIA, 5s, 7/1/23	Aaa	1,195,000	1,270,022
Phoenix, G.O. Bonds
5 3/8s, 7/1/25	Aa1	1,000,000	1,054,100
5 1/4s, 7/1/22	Aa1	1,000,000	1,049,900
Ser. B, 5s, 7/1/27	Aa1	1,500,000	1,582,965
Phoenix, Civic Impt. Corp. Arpt. Rev. Bonds
(Sr. Lien), Ser. B, FGIC, 5 3/4s, 7/1/19	Aaa	1,000,000	1,088,580
Ser. A, FSA, 5 1/4s, 7/1/14	Aaa	1,970,000	2,030,558
Ser. A, FSA, 5 1/4s, 7/1/13	Aaa	1,620,000	1,669,799
Ser. A, FSA, 5 1/4s, 7/1/11	Aaa	2,010,000	2,072,310
Phoenix, Civic Impt. Corp. Excise Tax Rev. Bonds
(Muni. Courthouse), Ser. A, 5 1/4s, 7/1/24	AAA	1,000,000	1,046,970
(Civic Plaza Expansion), Ser. A, FGIC, 5s, 7/1/22	Aaa	1,000,000	1,081,170
Phoenix, Civic Impt. Corp. Waste Wtr. Syst. Rev.
Bonds, MBIA, 5s, 7/1/28	Aaa	1,000,000	1,064,180
Phoenix, Hsg. Mtge. Fin. Corp. Rev. Bonds (Section 8
Assistances), Ser. A, MBIA, FHA Insd., 6.9s, 1/1/23	Aaa	1,060,000	1,068,204
Phoenix, Indl. Dev. Auth. Govt. Office Lease Rev.
Bonds (Capitol Mall, LLC II), AMBAC, 5s, 9/15/28	Aaa	1,000,000	1,046,980
Phoenix, Indl. Dev. Auth. VRDN (Valley of the Sun
YMCA), 3.64s, 1/1/31	A-1+	750,000	750,000
Pima Cnty., Indl. Dev. Auth. Rev. Bonds (Horizon
Cmnty. Learning Ctr.), 5.05s, 6/1/25	BBB-	125,000	124,108
Pima Cnty., Indl. Dev. Auth. Single Fam. Mtge. Rev.
Bonds, Ser. B, FHLMC Coll., FNMA Coll., GNMA Coll.,
6.95s, 11/1/23	AAA	125,000	126,655
Pima Cnty., Unified School Dist. G.O. Bonds (No. 1
Tucson), FGIC, 7 1/2s, 7/1/08	Aaa	1,000,000	1,049,580
Queen Creek, Special Assmt. Bonds (Dist. No. 001), 5s,
1/1/26	Baa2	200,000	205,210
Scottsdale, G.O. Bonds (Projects 1999 & 2000)
5s, 7/1/24	Aaa	510,000	535,398
5s, 7/1/24 (Prerefunded)	Aaa	990,000	1,043,757
Scottsdale, Indl. Dev. Auth. Hosp. Rev. Bonds
(Scottsdale Memorial Hosp.), Ser. A, AMBAC, 6 1/8s,
9/1/17	Aaa	1,000,000	1,030,930
(Scottsdale Hlth. Care), 5.8s, 12/1/31 (Prerefunded)	A3	500,000	550,575
(Scottsdale Hlth. Care), 5.7s, 12/1/21 (Prerefunded)	A3	1,000,000	1,096,830
Snowflake, Excise Tax Rev. Bonds, 5s, 7/1/18	A	960,000	985,037
South Campus Group, LLC Student Hsg. Rev. Bonds (AZ
State U. South Campus), MBIA
5 5/8s, 9/1/28	Aaa	1,250,000	1,368,813
5 5/8s, 9/1/23	Aaa	640,000	706,221
Tempe, Indl. Dev. Auth. Lease Rev. Bonds (ASU
Foundation), AMBAC, 5s, 7/1/28	Aaa	2,215,000	2,342,606
Tempe, Indl. Dev. Auth. Sr. Living Rev. Bonds
(Friendship Village), Ser. A, 5 3/8s, 12/1/13	BB-/P	200,000	205,582
Tucson, Indl. Dev. Auth. Sr. Living Fac. Rev. Bonds
(Christian Care), Ser. A, 6s, 7/1/30	AA	1,000,000	1,064,240
U. of AZ, COP (U. of AZ Parking & Student Hsg.),
AMBAC, 5 3/4s, 6/1/24 (Prerefunded)	Aaa	2,000,000	2,091,580
Vistancia, Cmnty. Fac. Dist. G.O. Bonds, 4.4s, 7/15/21	Baa1	1,100,000	1,101,617
Yavapai Cnty., Indl. Dev. Auth. Rev. Bonds (Yavapai
Regl. Med. Ctr.), Ser. A, 6s, 8/1/33	Baa2	1,000,000	1,083,200
Yavapai Cnty., Indl. Dev. Auth. Solid Waste Disp. Rev.
Bonds (Waste Mgmt., Inc.), Ser. A-1, 4.9s, 3/1/28	BBB	500,000	510,660
			78,644,137

Puerto Rico (5.5%)
Cmnwlth. of PR, Hwy. & Trans. Auth. Rev. Bonds, Ser.
K, 5s, 7/1/17	BBB+	1,000,000	1,069,410
Cmnwlth. of PR, Muni. Fin. Agcy. G.O. Bonds, Ser. A,
FSA, 5 1/2s, 8/1/23 (Prerefunded)	Aaa	1,000,000	1,053,730
Cmnwlth. of PR, Pub. Bldg. Auth. Rev. Bonds (Govt.
Fac.), Ser. I, 5 1/4s, 7/1/29	BBB	500,000	537,660
PR Indl. Tourist Edl. Med. & Env. Control Fac. Rev.
Bonds (Cogen. Fac.-AES), 6 5/8s, 6/1/26	Baa3	1,000,000	1,090,590
PR Muni. Fin. Agcy. G.O. Bonds, Ser. A
5 1/4s, 8/1/24	BBB	500,000	541,995
5s, 8/1/10	BBB	500,000	518,010
			4,811,395

Virgin Islands (1.6%)
VI Pub. Fin. Auth. Rev. Bonds, FGIC, 5s, 10/1/24	Aaa	500,000	545,660
VI Tobacco Settlement Fin. Corp. Rev. Bonds, 5s,
5/15/31	Baa3	845,000	855,453
			1,401,113

TOTAL INVESTMENTS

Total investments (cost $80,246,250)(b)			$84,856,645

INTEREST RATE SWAP CONTRACTS OUTSTANDING at 2/28/07 (Unaudited)

			Payments	Payments	Unrealized
Swap counterparty /		Termination	made by	received by	appreciation/
Notional amount		date	fund per annum	fund per annum	(depreciation)

Citibank, N.A.

			3 month USD-
$1,950,000	(E)	5/23/12	LIBOR-BBA	4.923%	$(3,666)

				U.S. Bond
				Market
				Association
				Municipal Swap
3,000,000	(E)	5/23/12	3.422%	Index	720

JPMorgan Chase Bank, N.A.

			3 month USD-
2,665,000	(E)	11/8/11	LIBOR-BBA	5.036%	6,503

				U.S. Bond
				Market
				Association
				Municipal Swap
4,100,000	(E)	11/8/11	3.488%	Index	(12,699)

Total					$(9,142)

(E) See Interest rate swap contracts note regarding extended effective dates.

NOTES

(a) Percentages indicated are based on net assets of $87,373,564.

(RAT) The Moody's or Standard & Poor's ratings indicated are believed to be the most recent ratings available at February 28, 2007 for the securities listed. Ratings are generally ascribed to securities at the time of issuance. While the agencies may from time to time revise such ratings, they undertake no obligation to do so, and the ratings do not necessarily represent what the agencies would ascribe to these securities at February 28, 2007. Securities rated by Putnam are indicated by "/P." Security ratings are defined in the Statement of Additional Information.

(b) The aggregate identified cost on a tax basis is $80,246,250, resulting in gross unrealized appreciation and depreciation of $4,653,436 and $43,041, respectively, or net unrealized appreciation of $4,610,395.

The rates shown on VRDN are the current interest rates at February 28, 2007.

The dates shown on debt obligations are the original maturity dates.

The fund had the following sector concentrations greater than 10% at February 28, 2007 (as a percentage of net assets):

Health care	15.8%
Utilities & power	13.9
Education	10.7

The fund had the following insurance concentrations greater than 10% at February 28, 2007 (as a percentage of net assets):

MBIA	22.7%
FGIC	14.6
AMBAC	14.4
FSA	10.0

Security valuation Tax-exempt bonds and notes are generally valued on the basis of valuations provided by an independent pricing service approved by the Trustees. Such services use information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities in determining value. Certain investments are also valued at fair value following procedures approved by the Trustees. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security at a given point in time and does not reflect an actual market price, which may be different by a material amount.

Interest rate swap contracts The fund may enter into interest rate swap contracts, which are arrangements between two parties to exchange cash flows based on a notional principal amount, to manage the fund’s exposure to interest rates. Interest rate swap contracts are marked-to-market daily based upon quotations from an independent pricing service or market makers and the change, if any, is recorded as unrealized gain or loss. Payments received or made are recorded as realized gains or loss. Certain interest rate swap contracts may include extended effective dates. Income related to these swap contracts is accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults on its obligation to perform. Risk of loss may exceed amounts recognized on the statement of assets and liabilities. Interest rate swap contracts outstanding at period end, if any, are listed after the fund’s portfolio.

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Effective January 1, 2007, the fund retained State Street Bank and Trust Company ("State Street") as its custodian. Putnam Fiduciary Trust Company, the fund's previous custodian, is managing the transfer of the fund's assets to State Street. This transfer is expected to be completed for all Putnam funds during the first half of 2007, with PFTC remaining as custodian with respect to fund assets until the assets are transferred.  Also effective January 1, 2007, the fund's investment manager, Putnam Investment Management, LLC entered into a Master Sub-Accounting Services Agreement with State Street, under which the investment manager has delegated to State Street responsibility for providing certain administrative, pricing, and bookkeeping services for the fund.

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Arizona Tax Exempt Income Fund

By (Signature and Title):

/s/ Janet C. Smith
Janet C. Smith
Principal Accounting Officer
Date: April 27, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Charles E. Porter
Charles E. Porter

Principal Executive Officer
Date: April 27, 2007

By (Signature and Title):

/s/ Steven D. Krichmar
Steven D. Krichmar
Principal Financial Officer
Date: April 27, 2007